1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

February 28, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Security Equity Fund

(File Nos. 2-19458 and 811-01136)

Ladies and Gentlemen:

On behalf of Security Equity Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 125 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of incorporating certain changes to the principal investment strategies of the Large Cap Core Fund, one of the series of the Corporation.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement on or before April 30, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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